Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 85.0%

Communication Services - 7.9%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. (Spain)[2]	6,506	$226,908
Helios Towers plc (Tanzania)*	58,408	94,697
		321,605
Entertainment - 2.2%
Electronic Arts, Inc.	69,733	10,525,499
Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A	74,999	12,865,329
Auto Trader Group plc (United Kingdom)[2]	60,122	629,770
Meta Platforms, Inc. - Class A	26,481	12,573,973
Tencent Holdings Ltd. (China)	12,900	595,289
		26,664,361
Media - 0.0%##
Fox Corp. - Class A	1,232	46,865
The Interpublic Group of Companies, Inc.	1,048	33,714
Omnicom Group, Inc.	675	66,177
		146,756
Total Communication Services		37,658,221
Consumer Discretionary - 5.7%
Broadline Retail - 4.6%
Amazon.com, Inc.*	97,603	18,249,809
Dollarama, Inc. (Canada)	2,014	188,804
eBay, Inc.	1,544	85,862
MercadoLibre, Inc. (Brazil)*	1,856	3,097,478
		21,621,953
Distributors - 0.0%##
Genuine Parts Co.	446	65,611
LKQ Corp.	704	29,216
		94,827
Hotels, Restaurants & Leisure - 0.0%##
Las Vegas Sands Corp.	541	21,461
Monarch Casino & Resort, Inc.	1,142	89,396
		110,857
Household Durables - 1.0%
Lennar Corp. - Class A	165	29,193
Sony Group Corp. - ADR (Japan)	50,466	4,470,783
Sony Group Corp. (Japan)	5,200	461,857
		4,961,833
Specialty Retail - 0.1%
Best Buy Co., Inc.	740	64,025
Dick's Sporting Goods, Inc.	258	55,818
The Home Depot, Inc.	266	97,931
Penske Automotive Group, Inc.	183	31,862
Williams-Sonoma, Inc.	396	61,253
		310,889

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
Ralph Lauren Corp.	194	$34,065
Tapestry, Inc.	677	27,141
		61,206
Total Consumer Discretionary		27,161,565
Consumer Staples - 7.9%
Beverages - 4.2%
Brown-Forman Corp. - Class B	365	16,483
The Coca-Cola Co.	122,773	8,193,870
Constellation Brands, Inc. - Class A	27,516	6,745,823
Heineken N.V. - ADR (Netherlands)	91,913	4,114,026
Heineken N.V. (Netherlands)	5,747	509,993
Molson Coors Beverage Co. - Class B	558	29,490
		19,609,685
Consumer Staples Distribution & Retail - 1.3%
Dollar Tree, Inc.*	57,347	5,983,586
Sysco Corp.	1,312	100,565
		6,084,151
Food Products - 1.0%
Archer-Daniels-Midland Co.	1,473	91,341
Bunge Global S.A	396	41,671
Campbell Soup Co.	871	40,815
Conagra Brands, Inc.	1,308	39,658
General Mills, Inc.	1,473	98,897
The Hershey Co.	536	105,849
Kellanova	292	16,980
The Kraft Heinz Co.	3,157	111,158
Mondelez International, Inc. - Class A	685	46,820
Nestle S.A. - ADR	38,729	3,911,242
Nestle S.A	3,544	358,981
		4,863,412
Household Products - 0.0%##
Kimberly-Clark Corp.	815	110,066
Personal Care Products - 0.1%
Beiersdorf AG (Germany)	3,421	496,549
Kenvue, Inc.	3,602	66,601
		563,150
Tobacco - 1.3%
Philip Morris International, Inc.	53,494	6,160,369
Total Consumer Staples		37,390,833
Energy - 0.4%
Energy Equipment & Services - 0.0%##
Halliburton Co.	2,298	79,695
Schlumberger N.V	3,035	146,560
		226,255
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp.	382	29,158

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	2,347	$376,623
ConocoPhillips	2,014	223,957
Coterra Energy, Inc.	2,477	63,907
EOG Resources, Inc.	299	37,913
Exxon Mobil Corp.	3,087	366,087
HF Sinclair Corp.	526	27,073
Marathon Oil Corp.	1,509	42,327
Marathon Petroleum Corp.	831	147,104
Occidental Petroleum Corp.	540	32,843
Ovintiv, Inc.	707	32,833
Permian Resources Corp.	2,158	33,104
Phillips 66	882	128,313
Valero Energy Corp.	704	113,851
		1,655,093
Total Energy		1,881,348
Financials - 16.1%
Banks - 2.1%
Bank of America Corp.	8,151	328,567
Citigroup, Inc.	3,941	255,692
East West Bancorp, Inc.	379	33,310
Fifth Third Bancorp	2,006	84,934
FinecoBank Banca Fineco S.p.A. (Italy)	17,424	295,794
HDFC Bank Ltd. - ADR (India)	79,269	4,756,933
Huntington Bancshares, Inc.	4,796	71,700
JPMorgan Chase & Co.	16,781	3,570,997
The PNC Financial Services Group, Inc.	875	158,463
Truist Financial Corp.	3,080	137,645
U.S. Bancorp	3,451	154,881
Wells Fargo & Co.	5,821	345,418
		10,194,334
Capital Markets - 7.8%
Avanza Bank Holding AB (Sweden)	12,355	277,540
BlackRock, Inc.	5,062	4,436,843
Cboe Global Markets, Inc.	91	16,699
Deutsche Boerse AG - ADR (Germany)	151,114	3,081,214
Deutsche Boerse AG (Germany)	3,201	655,464
Intercontinental Exchange, Inc.	59,387	9,000,694
Intermediate Capital Group plc (United Kingdom)	14,610	412,393
Moody's Corp.	19,318	8,818,281
MSCI, Inc.	6,358	3,438,152
S&P Global, Inc.	13,931	6,752,774
		36,890,054
Financial Services - 6.0%
Fiserv, Inc.*	39,312	6,430,264
Mastercard, Inc. - Class A	25,579	11,861,238
Visa, Inc. - Class A	38,093	10,120,167
		28,411,669

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Insurance - 0.2%
Admiral Group plc (United Kingdom)	16,951	$600,737
The Allstate Corp.	168	28,748
Chubb Ltd.	196	54,030
Cincinnati Financial Corp.	487	63,612
Everest Group Ltd.	145	56,966
The Hartford Financial Services Group, Inc.	799	88,625
The Travelers Companies, Inc.	578	125,102
W. R. Berkley Corp.	1,175	64,778
		1,082,598
Total Financials		76,578,655
Health Care - 15.6%
Biotechnology - 0.8%
Gilead Sciences, Inc.	2,324	176,763
Vertex Pharmaceuticals, Inc.*	7,068	3,503,749
		3,680,512
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	49,161	4,621,134
Baxter International, Inc.	436	15,618
Becton Dickinson & Co.	620	149,457
IDEXX Laboratories, Inc.*	5,446	2,592,949
Intuitive Surgical, Inc.*	10,143	4,509,679
Medtronic plc	2,540	204,013
		12,092,850
Health Care Providers & Services - 3.6%
Humana, Inc.	20,985	7,588,386
Labcorp Holdings, Inc.*	73	15,727
Quest Diagnostics, Inc.	313	44,540
UnitedHealth Group, Inc.	16,027	9,234,116
		16,882,769
Life Sciences Tools & Services - 2.3%
Lonza Group AG - ADR (Switzerland)	69,809	4,663,939
Lonza Group AG (Switzerland)	847	564,026
Thermo Fisher Scientific, Inc.	9,155	5,615,128
		10,843,093
Pharmaceuticals - 6.4%
AstraZeneca plc - ADR (United Kingdom)	136,718	10,821,230
Bristol-Myers Squibb Co.	3,628	172,548
Johnson & Johnson	55,934	8,829,182
Roche Holding AG - ADR	246,982	10,005,241
Roche Holding AG	1,820	589,242
Royalty Pharma plc - Class A	1,480	41,691
Viatris, Inc.	3,231	38,966
		30,498,100
Total Health Care		73,997,324

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials - 11.1%
Aerospace & Defense - 3.8%
Airbus SE (France)	3,363	$508,912
BAE Systems plc - ADR (United Kingdom)	31,296	2,089,008
BAE Systems plc (United Kingdom)	22,392	373,456
HEICO Corp. - Class A	12,630	2,401,089
Huntington Ingalls Industries, Inc.	107	29,958
L3Harris Technologies, Inc.	34,633	7,857,881
Lockheed Martin Corp.	438	237,361
Northrop Grumman Corp.	8,680	4,203,898
RTX Corp.	2,146	252,134
		17,953,697
Air Freight & Logistics - 0.0%##
FedEx Corp.	537	162,308
Building Products - 1.1%
A. O. Smith Corp.	388	32,996
Allegion plc.	224	30,645
Masco Corp.	68,644	5,343,935
		5,407,576
Commercial Services & Supplies - 1.3%
Cleanaway Waste Management Ltd. (Australia)	179,039	330,964
Copart, Inc.*	69,737	3,649,337
Rollins, Inc.	42,778	2,049,494
		6,029,795
Electrical Equipment - 0.0%##
Emerson Electric Co.	308	36,070
Ground Transportation - 2.7%
Canadian National Railway Co. (Canada)	35,873	4,152,300
CSX Corp.	105,542	3,704,524
Norfolk Southern Corp.	8,100	2,021,436
Union Pacific Corp.	11,890	2,933,620
		12,811,880
Industrial Conglomerates - 0.1%
3M Co.	1,100	140,305
Honeywell International, Inc.	947	193,898
		334,203
Machinery - 0.7%
Caterpillar, Inc.	902	312,272
Cummins, Inc.	380	110,884
Deere & Co.	497	184,874
PACCAR, Inc.	1,174	115,827
SMC Corp. (Japan)	600	291,939
Snap-on, Inc.	135	38,749
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	30,170	1,934,199

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Techtronic Industries Co. Ltd. (Hong Kong)	43,000	$550,688
		3,539,432
Professional Services - 0.8%
Experian plc	8,326	392,821
Experian plc - ADR	70,149	3,308,928
SS&C Technologies Holdings, Inc.	553	40,341
		3,742,090
Trading Companies & Distributors - 0.5%
Brenntag SE - ADR (Germany)	83,992	1,201,086
Brenntag SE (Germany)	6,634	471,918
IMCD N.V. (Netherlands)	4,035	580,207
		2,253,211
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	62,932	280,156

Total Industrials		52,550,418
Information Technology - 16.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.	4,402	213,277
Electronic Equipment, Instruments & Components - 0.3%
Halma plc (United Kingdom)	18,575	635,796
Keyence Corp. (Japan)	1,100	480,986
TE Connectivity Ltd.	770	118,834
		1,235,616
IT Services - 2.5%
Accenture plc - Class A (Ireland)	241	79,680
Cognizant Technology Solutions Corp. - Class A	1,308	98,990
EPAM Systems, Inc.*	28,295	6,087,103
Globant S.A. *	27,492	5,352,967
Softcat plc (United Kingdom)	13,124	274,566
		11,893,306
Semiconductors & Semiconductor Equipment - 5.2%
Analog Devices, Inc.	803	185,798
Applied Materials, Inc.	12,554	2,663,959
Infineon Technologies AG - ADR (Germany)	151,416	5,290,475
Infineon Technologies AG (Germany)	12,019	417,518
Microchip Technology, Inc.	1,391	123,493
Micron Technology, Inc.	39,952	4,387,529
NVIDIA Corp.	32,069	3,752,714
Skyworks Solutions, Inc.	534	60,673
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	47,307	7,843,501
		24,725,660

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 7.2%
Atlassian Corp. - Class A *	21,324	$3,765,179
Intuit, Inc.	5,902	3,820,660
Microsoft Corp.	24,316	10,172,598
Salesforce, Inc.	25,064	6,486,563
ServiceNow, Inc.*	12,364	10,069,118
		34,314,118
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	23,841	5,294,609
Total Information Technology		77,676,586
Materials - 1.0%
Chemicals - 0.1%
Air Liquide S.A. (France)	2,363	431,149
CF Industries Holdings, Inc.	472	36,056
The Mosaic Co.	930	27,686
PPG Industries, Inc.	657	83,426
Westlake Corp.	108	15,969
		594,286
Construction Materials - 0.0%##
CRH plc	416	35,651
Containers & Packaging - 0.0%##
International Paper Co.	916	42,576
Smurfit WestRock plc*	1,076	48,248
		90,824
Metals & Mining - 0.0%##
Nucor Corp.	157	25,582
Reliance, Inc.	47	14,314
Steel Dynamics, Inc.	128	17,052
		56,948
Paper & Forest Products - 0.9%
West Fraser Timber Co. Ltd. (Canada)	38,812	3,442,236
West Fraser Timber Co. Ltd. (Canada)	7,196	638,110
		4,080,346
Total Materials		4,858,055
Real Estate - 1.6%
Health Care REITs - 0.2%
American Healthcare REIT, Inc.	5,873	93,616
CareTrust REIT, Inc.	4,949	133,425
Ventas, Inc.	2,803	152,595
Welltower, Inc.	3,563	396,384
		776,020
Industrial REITs - 0.4%
Americold Realty Trust, Inc.	4,242	126,793
First Industrial Realty Trust, Inc.	1,439	78,742
Goodman Group (Australia)	3,479	80,317
LXP Industrial Trust	17,985	185,245
Prologis, Inc.	7,118	897,224

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	3,796	$190,218
Terreno Realty Corp.	3,220	220,280
		1,778,819
Office REITs - 0.0%##
Equity Commonwealth*	4,814	98,061
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	5,931	83,805
Residential REITs - 0.4%
American Homes 4 Rent - Class A	5,922	213,725
AvalonBay Communities, Inc.	1,519	311,274
Equity LifeStyle Properties, Inc.	3,957	271,767
Equity Residential	3,294	229,361
Flagship Communities REIT	5,586	79,321
Invitation Homes, Inc.	9,863	347,868
Mid-America Apartment Communities, Inc.	806	112,655
Sun Communities, Inc.	2,651	335,961
UDR, Inc.	2,406	96,408
		1,998,340
Retail REITs - 0.0%##
Agree Realty Corp.	2,330	160,700
Realty Income Corp.	2,190	125,772
		286,472
Specialized REITs - 0.6%
American Tower Corp.	1,328	292,691
Crown Castle, Inc.	886	97,531
Digital Realty Trust, Inc.	1,597	238,736
Equinix, Inc.	1,346	1,063,663
Extra Space Storage, Inc.	1,689	269,598
Public Storage	1,294	382,920
SBA Communications Corp.	1,580	346,873
		2,692,012
Total Real Estate		7,713,529
Utilities - 1.3%
Electric Utilities - 1.3%
Evergy, Inc.	110,514	6,409,812

TOTAL COMMON STOCKS
(Identified Cost $310,262,389)		403,876,346

CORPORATE BONDS - 4.6%

Non-Convertible Corporate Bonds- 4.6%
Communication Services - 0.4%
Entertainment - 0.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	810,000	748,230

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Interactive Media & Services - 0.2%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	760,000	$735,221
Media - 0.0%##
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	200,000	198,159

Total Communication Services		1,681,610

Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	300,000	253,707
(China), 4.00%, 12/6/2037	1,170,000	1,025,263

Total Consumer Discretionary		1,278,970

Energy - 0.6%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	201,933	211,043
Oil, Gas & Consumable Fuels - 0.5%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $202,846)[3]	223,383	193,873
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	740,000	814,447
Energy Transfer LP
7.375%, 2/1/2031[2]	485,000	512,488
6.50%, 2/1/2042	725,000	766,073
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	230,000	208,558
		2,495,439
Total Energy		2,706,482

Financials - 2.2%
Banks - 1.5%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	900,000	776,281
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	820,000	767,318
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4].	500,000	489,238
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	150,000	155,008
Huntington Bancshares, Inc., 2.55%, 2/4/2030	570,000	499,252

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	1,310,000	$1,281,836
KeyBank NA, 5.85%, 11/15/2027	480,000	485,238
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	640,000	642,275
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	850,000	757,959
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	740,000	732,278
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	700,000	712,314
		7,298,997
Capital Markets - 0.2%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	740,000	764,792
Consumer Finance - 0.2%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	790,000	880,015
Navient Corp., 6.75%, 6/25/2025	235,000	235,536
		1,115,551
Financial Services - 0.0%##
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	135,000	113,712
Insurance - 0.3%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	250,000	251,772
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	250,000	251,419
New York Life Global Funding, 4.70%, 1/29/2029[2]	250,000	250,832
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	510,000	530,269
		1,284,292
Total Financials		10,577,344

Industrials - 0.3%
Ground Transportation - 0.0%##
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	240,000	240,027
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	41,425	41,871

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	29,384	$28,576
Series 2019-2, Class B, 3.50%, 5/1/2028	210,092	196,063
		266,510
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	560,000	517,144
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	540,000	515,742
		1,032,886
Total Industrials		1,539,423

Materials - 0.1%
Metals & Mining - 0.1%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	215,000	222,024
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	347,561	334,737
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $44,437)[3,5]	220,000	2

Total Materials		556,763

Real Estate - 0.5%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	230,000	221,165
Retail REITs - 0.3%
Simon Property Group LP
2.25%, 1/15/2032	980,000	816,402
2.65%, 2/1/2032	890,000	761,628
		1,578,030
Specialized REITs - 0.1%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $208,250)[3]	245,000	241,369
SBA Tower Trust, 6.599%, 1/15/2028[2]	405,000	414,358
		655,727
Total Real Estate		2,454,922

Utilities - 0.2%
Electric Utilities - 0.1%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	480,000	512,281

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.1%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	640,000	$681,314

Total Utilities		1,193,595

TOTAL CORPORATE BONDS
(Identified Cost $22,036,324)		21,989,109

U.S. TREASURY SECURITIES - 8.0%

U.S. Treasury Bonds - 2.5%
U.S. Treasury Bond
2.375%, 2/15/2042	12,789,000	9,583,757
3.625%, 2/15/2053	2,486,000	2,173,696
Total U.S. Treasury Bonds
(Identified Cost $11,945,911)		11,757,453
U.S. Treasury Notes - 5.5%
U.S. Treasury Inflation Indexed Note,
0.125%, 1/15/2031	3,022,257	2,711,177
U.S. Treasury Note
2.25%, 11/15/2025	2,230,000	2,164,058
1.75%, 11/15/2029	11,281,000	10,091,207
0.875%, 11/15/2030	13,366,000	11,057,233

Total U.S. Treasury Notes
(Identified Cost $25,857,578)		26,023,675
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $37,803,489)		37,781,128

ASSET-BACKED SECURITIES - 0.0%##

Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	4,098	3,655
Nelnet Student Loan Trust, Series 2012- 3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.162%, 3/26/2040[2,6]	6,521	6,466
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	50,000	50,185
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	2,866	2,834
Towd Point Mortgage Trust, Series 2019- HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.464%, 10/25/2048[2,6]	2,636	2,678

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $66,164)		65,818

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MAXIMUM TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.0%##

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	286	$272
Credit Suisse Mortgage Capital Trust Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	1,829	1,596
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	2,509	2,305
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	2,291	2,093
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	1,342	1,292
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]	4,984	4,486
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	1,846	1,734
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	2,530	2,372
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]	2,801	2,631
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]	3,007	2,756
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[7]	1,075	915
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	3,043	2,713
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	1,358	1,216
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]	14,572	8,856
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	7,024	6,575

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $50,430)		41,812

U.S. GOVERNMENT AGENCIES - 0.0%##

Mortgage-Backed Securities - 0.0%##
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034	2,818	2,790
Pool #AD0207, UMBS, 6.00%, 10/1/2038	3,032	3,182
Pool #MA0258, UMBS, 4.50%, 12/1/2039	2,094	2,077
Pool #AL8674, 5.641%, 1/1/2049	7,358	7,608
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	1,960	1,944
Pool #C91771, 4.50%, 6/1/2034	1,810	1,795

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #C91780, 4.50%, 7/1/2034	2,496	$2,475

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $23,803)		21,871

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[8]
(Identified Cost $11,818,205)	11,818,205	11,818,205

TOTAL INVESTMENTS - 100.1%
(Identified Cost $382,060,804)		475,594,289
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(599,357)
NET ASSETS - 100%		$474,994,932

Investment Portfolio - July 31, 2024

(unaudited)

ADR - American Depositary Receipt

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $6,101,031, which represented 1.3% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2024 was $435,244, or 0.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2024.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2024.

8Rate shown is the current yield as of July 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$37,658,221	$36,111,557	$1,546,664	$—
Consumer Discretionary	27,161,565	26,699,708	461,857	—
Consumer Staples	37,390,833	36,025,310	1,365,523	—
Energy	1,881,348	1,881,348	—	—
Financials	76,578,655	74,336,727	2,241,928	—
Health Care	73,997,324	72,844,056	1,153,268	—
Industrials	52,550,418	48,769,357	3,781,061	—
Information Technology	77,676,586	75,867,720	1,808,866	—
Materials	4,858,055	4,426,906	431,149	—
Real Estate	7,713,529	7,633,212	80,317	—
Utilities	6,409,812	6,409,812	—	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	37,802,999	—	37,802,999	—

Investment Portfolio - July 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Corporate debt:
Communication Services	$1,681,610	$—	$1,681,610	$—
Consumer Discretionary	1,278,970	—	1,278,970	—
Energy	2,706,482	—	2,706,482	—
Financials	10,577,344	—	10,577,344	—
Industrials	1,539,423	—	1,539,423	—
Materials	556,763	—	556,763	—
Real Estate	2,454,922	—	2,454,922	—
Utilities	1,193,595	—	1,193,595	—
Asset-backed securities	65,818	—	65,818	—
Commercial mortgage-backed securities	41,812	—	41,812	—
Short-Term Investment	11,818,205	11,818,205	—	—
Total assets	$475,594,289	$402,823,918	$72,770,371	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.